UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002
                                                 -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  ------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ramius Capital Group, LLC
          ------------------------------------------------------
Address:  666 Third Avenue, 26th Floor
          ------------------------------------------------------
          New York, NY  10017
          ------------------------------------------------------

Form 13F File Number:     028-06309
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marran H. Ogilvie
          ------------------------------------------------
Title:    Chief Legal Officer
          ------------------------------------------------
Phone:    212-845-7908
          ------------------------------------------------
Signature, Place, and Date of Signing:

        /S/ Marran H. Ogilvie    New York, NY                  11/14/02
       ------------------------   ---------------------------  ---------
             [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               --------------

Form 13F Information Table Entry Total:        117
                                               -------------

Form 13F Information Table Value Total:       $101,214
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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
                                                     Form 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7    COLUMN 8
--------------------------------- ---------- --------    --------   -------------------    ----------  --------    --------
                                  TITLE OF               VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                  CLASS     CUSIP     (x$1000)    PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------- --------- ---------  ---------    -------   --- ------  ----------  --------  ------- ----- ----
ACTV INC                          COM        00088E104       148     202900     SH        SOLE          N/A     SOLE

ADSTAR INC                 *W EXP 12/15/200  00737P112         2      21750     SH        SOLE          N/A     SOLE

AMCOL INTL CORP.                  COM        02341W103     1,417     253100     SH        SOLE          N/A     SOLE

AMERICAN CMNTY BANCSHARES  *W EXP 99/99/999  02520W114        16      17300     SH        SOLE          N/A     SOLE

APPLIED DIGITAL SOLUTIONS         COM        038188108         5      14000     SH        SOLE          N/A     SOLE

ARIBA INC                         COM        04033V104        40      30180     SH        SOLE          N/A     SOLE

ASSOCIATED AUTOMOTIVE
  GR INC                   *W EXP 08/02/200  045475118         3      21200     SH        SOLE          N/A     SOLE

AT&T CDA INC               DEP RCPT CL B     00207Q202     1,280      39900     SH        SOLE          N/A     SOLE

AT&T CORP                         COM        001957109       300      25000     SH        SOLE          N/A     SOLE

ATMEL CORP                        COM        049513104        11      10042     SH        SOLE          N/A     SOLE

CEC ENTMT INC                     COM        125137109     1,600      46900     SH        SOLE          N/A     SOLE

CHARMING SHOPPES INC              COM        161133103     1,371     203100     SH        SOLE          N/A     SOLE

CHEMFIRST INC                     COM        16361A106     1,294      45000     SH        SOLE          N/A     SOLE

CHIQUITA BRANDS INTL INC   *W EXP 01/01/200  170032114       214      47500     SH        SOLE          N/A     SOLE

CMGI INC                          COM        125750109        53     152550     SH        SOLE          N/A     SOLE

COMCAST CORP                      CL A       200300101       384      18000     SH        SOLE          N/A     SOLE

COMVERSE TECHNOLOGY INC    COM PAR $0.10     205862402     1,353     193500     SH        SOLE          N/A     SOLE

CTB INTL CORP                     COM        125960104       256      20000     SH        SOLE          N/A     SOLE

DAVE & BUSTERS INC                COM        23833N104       168      15000     SH        SOLE          N/A     SOLE

DECTRON INTERNATIONALE     *W EXP 09/28/200  243666112        15      27000     SH        SOLE          N/A     SOLE

DIME BANCORP INC NEW       *W EXP 99/99/99   25429Q111         7      75000     SH        SOLE          N/A     SOLE

DOLE FOOD INC                     COM        256605106     2,050      70600     SH        SOLE          N/A     SOLE

DRESS BARN INC                    COM        261570105     1,556     100000     SH        SOLE          N/A     SOLE

DREYERS GRAND ICE CREAM INC       COM        261878102     2,794      40000     SH        SOLE          N/A     SOLE

DYNEGY INC NEW                    CL A       26816Q101       114      97900     SH        SOLE          N/A     SOLE

EAGLE SUPPLY GROUP INC     *W EXP 05/01/200  269894119         5      38900     SH        SOLE          N/A     SOLE

ECHO BAY MINES LTD                COM        278751102       338     302000     SH        SOLE          N/A     SOLE

EDISON SCHOOLS                    COM        281033100        13      40000     SH        SOLE          N/A     SOLE

EEX CORP                          COM NEW    26842V207       185     100000     SH        SOLE          N/A     SOLE

ELECTROGLAS INC                   COM        285324109        44      21800     SH        SOLE          N/A     SOLE

ENCORE MED CORP            *W EXP 03/08/200  29256E117        16      107900    SH        SOLE          N/A     SOLE

EXPEDIA INC                *W EXP 02/04/200  302125125     4,488      221074    SH        SOLE          N/A     SOLE

FAB INDS INC                      COM        302747100       542       71800    SH        SOLE          N/A     SOLE

FAIRMARKET INC                    COM        305158107       311      313695    SH        SOLE          N/A     SOLE

FORD MTR CO CAP TR II      PFD TR CV6.5%     345395206    11,878      295000    SH        SOLE          N/A     SOLE

FUTUREMEDIA PLC            SPONSORED ADR     360912109         2       24200    SH        SOLE          N/A     SOLE

GENERAL DYNAMICS CORP             COM        369550108     1,789       22000    SH        SOLE          N/A     SOLE

GENERAL MTRS CORP                 CL H NEW   370442832       275       30000    SH        SOLE          N/A     SOLE

GENESIS HEALTH VENTURE INC *W EXP 10/02/200  37183F115         0       13500    SH        SOLE          N/A     SOLE

GLAMIS GOLD LTD                   COM        376775102       873       94400    SH        SOLE          N/A     SOLE

GOLDEN ST BANCORP                 COM        381197102     2,262       70000    SH        SOLE          N/A     SOLE

GUCCI GROUP N V                   COM        401566104       253        3000    SH        SOLE          N/A     SOLE

HELLENIC TELECOM
     ORGANIZATN            SPONSORED ADR     423325307       836      148025    SH        SOLE          N/A     SOLE

HISPANIC BROADCASTING CORP        CL A       43357B104     1,026       55000    SH        SOLE          N/A     SOLE

HOLLYWOOD MEDIA CORP              COM        436233100        13       10000    SH        SOLE          N/A     SOLE

HOTEL COM                         COM        44147T108       475        9400    SH        SOLE          N/A     SOLE

HOWELL CORP                       COM        443051107       205       10000    SH        SOLE          N/A     SOLE

HYPERTENSION DIAGNOSTICS
     INC                   *W EXP 10/22/200  44914v112         2       57700    SH        SOLE          N/A     SOLE

IMAGISTICS INTERNATIONAL INC      COM        45247T104     1,470       84700    SH        SOLE          N/A     SOLE

INTRAWEST CORP                    COM NEW    460915200     1,137       80500    SH        SOLE          N/A     SOLE

ITALY FD INC                      COM        465395101       175       31000    SH        SOLE          N/A     SOLE

JO-ANN STORES INC          CL B NON VTG      47758P2O8     4,171      179800    SH        SOLE          N/A     SOLE

JUPITER MEDIA METRIX INC          COM        48206U104       149      900000    SH        SOLE          N/A     SOLE

KEYNOTE SYS INC                   COM        493308100       597       91179    SH        SOLE          N/A     SOLE

KINDRED HEALTHCARE INC     *W EXP 04/20/200  494580111       419       38226    SH        SOLE          N/A     SOLE

KINDRED HEALTHCARE INC     *W EXP 04/20/200  494580129       294       21231    SH        SOLE          N/A     SOLE

LIQUID AUDIO                      COM        53631T102       233       89500    SH        SOLE          N/A     SOLE

LONE STAR STEAKHOUSE SALOON       COM        542307103     1,914       91200    SH        SOLE          N/A     SOLE

LONE STAR TECHNOLOGIES INC        COM        542312103     1,154       97400    SH        SOLE          N/A     SOLE

MAXIMUS INC                       COM        577933104     1,463       65300    SH        SOLE          N/A     SOLE

MEDALLION FINL CORP               COM        583928106        48       10000    SH        SOLE          N/A     SOLE

MESABA HLDGS INC                  COM        59066B102        82       15000    SH        SOLE          N/A     SOLE

MICROHELIX INC             *W EXP 11/16/200  59507X127         2       45700    SH        SOLE          N/A     SOLE

MIDWAY GAMES INC                  COM        598148104       115       21029    SH        SOLE          N/A     SOLE

MIRANT CORP                       COM        604675108        22       10000    SH        SOLE          N/A     SOLE

MISSISSIPPI VY BANCSHARES IN      COM        605720101       394        7900    SH        SOLE          N/A     SOLE

NAM TAI ELECTRS INC        *W EXP 11/24/200  629865148         3       11800    SH        SOLE          N/A     SOLE

NUMERICAL TECHNOLOGIES INC        COM        67053T101        41       14300    SH        SOLE          N/A     SOLE

NUWAVE TECHNOLOGIES INC    *W EXP 05/11/200  67065M128         0       14900    SH        SOLE          N/A     SOLE

OAK RIDGE CAPITAL GROUP INC       COM        671767119         2       29400    SH        SOLE          N/A     SOLE

OPLINK COMMUNICATIONS INC         COM        68375Q106        58      100000    SH        SOLE          N/A     SOLE

ORACLE CORP                       COM        68389X105       157       20000    SH        SOLE          N/A     SOLE

OREGON STL MLS INC                COM        686079104     1,478      241500    SH        SOLE          N/A     SOLE

PACKAGING DYNAMICS CORP           COM        695160101        68       12000    SH        SOLE          N/A     SOLE

PARKERVISION INC                  COM        701354102       123       10900    SH        SOLE          N/A     SOLE

PATHMARK STORES INC NEW    *W EXP 09/10/201  70322A119        35       25300    SH        SOLE          N/A     SOLE

PAYPAL INC                        COM        704508100     1,882       90000    SH        SOLE          N/A     SOLE

PENNZOIL-QUAKER STATE COM PAN     COM        709323109       659       30000    SH        SOLE          N/A     SOLE

PHARMACIA INC                     COM        71713U102     5,638      145000    SH        SOLE          N/A     SOLE

POGO PRODUCING CO                 COM        730448107     3,227       94734    SH        SOLE          N/A     SOLE

PREDICTIVE SYS INC                COM        74036W102         8       40000    SH        SOLE          N/A     SOLE

PURE RES INC                      COM        74622E102     3,360      150000    SH        SOLE          N/A     SOLE

QUANEX CORP                       COM        747620102     1,437       41400    SH        SOLE          N/A     SOLE

RADYNE COMSTREAM INC WT    *W EXP 02/08/200  750611147         3       11300    SH        SOLE          N/A     SOLE

RARE MEDIUM GROUP INC             COM NEW    75382N208        47       47360    SH        SOLE          N/A     SOLE

ROCKWELL MEDICAL TECH      *W EXP 01/26/200 774374110          4       26400    SH        SOLE          N/A     SOLE

RSA SEC INC                       COM        749719100        92       27341    SH        SOLE          N/A     SOLE

SCIENTIFIC GAMES CORP             CL A       80874P109       861      172100    SH        SOLE          N/A     SOLE

SEABULK INTL INC                  COM        81169P101     1,453      254926    SH        SOLE          N/A     SOLE

SEALED AIR CORP NEW        PFD CV A $2       81211K209     2,468      112500    SH        SOLE          N/A     SOLE

SKECHERS U S A INC                CL A       830566105     1,382      144900    SH        SOLE          N/A     SOLE

SKYLINE CORP                      COM        830830105       682       25100    SH        SOLE          N/A     SOLE

SONICBLUE INC                     COM        83546Q109        23       97838    SH        SOLE          N/A     SOLE

SPECIALTY LABORATORIES INC        COM        84749R100       276       30000    SH        SOLE          N/A     SOLE

SPEEDFAM-IPEC INC                 COM        847705100       195       52500    SH        SOLE          N/A     SOLE

SPRINT CORP                PCS COM SER 1     852061506       118       60000    SH        SOLE          N/A     SOLE

STAGE STORES INC           *W EXP 08/23/200  85254C131       387       43100    SH        SOLE          N/A     SOLE

SYNCOR INTL CORP DEL              COM        87157J106     3,805      118500    SH        SOLE          N/A     SOLE

TEXAS INDS INC                    COM        882491103       971       40000    SH        SOLE          N/A     SOLE

PMI GROUP INC                     COM        69344M101     1,056       38800    SH        SOLE          N/A     SOLE

TICKETMASTER                      CL B       88633P203     1,068       70000    SH        SOLE          N/A     SOLE

TRIUMPH GROUP INC NEW             COM        896818101       865       30900    SH        SOLE          N/A     SOLE

TRW INC                           COM        872649108     1,757       30000    SH        SOLE          N/A     SOLE

TWEETER HOME ENTMT GROUP INC      COM        901167106     2,203      319300    SH        SOLE          N/A     SOLE

UNILAB CORP NEW                   COM NEW    904763208       839       40000    SH        SOLE          N/A     SOLE

UNITED INDL CORP                  COM        910671106       907       45000    SH        SOLE          N/A     SOLE

UNIVISION COMMUNICATIONS INC      CL A       914906102       279       12250    SH        SOLE          N/A     SOLE

VALASSIS COMMUNICATIONS INC       COM        918866104     1,782       50800    SH        SOLE          N/A     SOLE

VANS INC                          COM        921930103       330       57915    SH        SOLE          N/A     SOLE

VIANT CORP                        COM        92553N107        38      200000    SH        SOLE          N/A     SOLE

VIB CORP                          COM        91823H106     1,198       80000    SH        SOLE          N/A     SOLE

VISIBLE GENETICS INC              COM        92829S104       149      100000    SH        SOLE          N/A     SOLE

VISX INC DEL                      COM        92844S105       138       15000    SH        SOLE          N/A     SOLE

VULCAN INTL CORP                  COM        929136109     1,183       32200    SH        SOLE          N/A     SOLE

ORBITAL SCIENCES COR       *W EXP 08/31/200  685564130         0       20000    SH        SOLE          N/A     SOLE

WJ COMMUNICATIONS INC             COM        929284107        35       30000    SH        SOLE          N/A     SOLE

WYNDHAM INTL INC                  CL A       983101106       323      949100    SH        SOLE          N/A     SOLE
